UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
OMB Number: 3235-0578 Expires: May 31, 2008 Estimated average burden hours per response........21.09

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-8748

Wanger Advisors Trust
(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)

James R. Bordewick, Jr., Esq. Columbia Management Advisors, LLC One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-617-426-3750

Date of fiscal year end:	12/31/08

Date of reporting period:	3/31/08

Item 1. Schedule of Investments.

Wanger U. S. Smaller Companies

Statement of Investments (Unaudited), March 31, 2008

Number of Shares		Value*

	Common Stocks - 98.7%

	Information - 30.0%
	Business Software - 7.2%
757,310	Micros Systems (a)
	Information Systems for Restaurants & Hotels	$25,491,055
609,300	Avid Technology (a)
	Digital Nonlinear Editing Software & Systems	14,830,362
2,280,000	Novell (a)
	Directory, Operating System & Identity Management Software	14,341,200
575,000	Blackbaud
	Software & Services for Non-profits	13,961,000
745,000	Informatica (a)
	Enterprise Data Integration Software	12,709,700
304,000	Concur Technologies (a)
	Web Enabled Cost & Expense Management Software	9,439,200
235,000	ANSYS (a)
	Simulation Software for Engineers & Designers	8,112,200
340,000	Epicor (a)
	Software Systems to Run Small Businesses	3,808,000
100,000	Quality Systems
	IT Systems for Medical Groups & Ambulatory Care Centers	2,987,000
		105,679,717
	Instrumentation - 3.4%
500,000	Flir Systems (a)
	Infrared Cameras	15,045,001
145,000	Mettler Toledo (a)
	Laboratory Equipment	14,082,400
368,000	Trimble Navigation (a)
	GPS-based Instruments	10,521,120
485,000	IPG Photonics (a)
	Fiber Lasers	7,609,650
45,000	Varian (a)
	Analytical Instruments	2,606,400
		49,864,571
	Mobile Communications - 2.9%
640,000	American Tower (a)
	Communications Towers in USA & Mexico	25,094,401
495,000	Crown Castle International (a)
	Communications Towers	17,072,550
88,000	Globalstar (a)
	Satellite Mobile Voice & Data Carrier	641,520
		42,808,471
	Semiconductors & Related Equipment - 2.8%
743,000	Microsemi (a)
	Analog/Mixed-signal Semiconductors	16,940,401
1,180,000	Integrated Device Technology (a)
	Communications Semiconductors	10,537,400
879,750	ON Semiconductor (a)
	Mixed-signal & Power Management Semiconductors	4,996,980
140,000	Littelfuse (a)
	Little Fuses	4,895,800
189,300	Supertex (a)
	Mixed-signal Semiconductors	3,863,613
		41,234,194
	Telephone Services - 2.4%
1,731,000	Time Warner Telecom (a)
	Fiber Optic Telephone/Data Services	26,813,190
280,000	Cogent Communications (a)
	Internet Data Pipelines	5,126,800
400,000	PAETEC Holding (a)
	Telephone/Data Services for Business	2,664,000
		34,603,990
	Computer Hardware & Related Equipment - 2.1%
375,600	Amphenol
	Electronic Connectors	13,991,100
160,000	II-VI (a)
	Laser Components	6,076,800
120,000	Belden CDT
	Specialty Cable	4,238,400
190,000	Netgear (a)
	Networking Products for Small Business & Home	3,790,500
120,000	Nice Systems (Israel) (a)
	Audio & Video Recording Solutions	3,386,400
		31,483,200
	Telecommunications Equipment - 2.1%
2,933,100	Tellabs (a)
	Telecommunications Equipment	15,985,395
475,000	Polycom (a)
	Video Conferencing Equipment	10,706,500
125,000	Ciena (a)
	Optical Transport & Broadband Access Equipment	3,853,750
		30,545,645
	Internet Related - 2.0%
1,420,000	CNET Networks (a)
	Internet Advertising on Niche Websites	10,082,000
530,000	ValueClick (a)
	Internet Advertising	9,142,500
875,000	TheStreet.com
	Financial Information Website Publisher	7,070,000
310,000	SkillSoft (a)
	Web-based Learning Solutions (E-Learning)	3,245,700
		29,540,200
	Financial Processors - 1.5%
516,880	Global Payments
	Credit Card Processor	21,378,157

	Business Information & Marketing Services - 0.8%
443,200	Navigant Consulting (a)
	Financial Consulting Firm	8,411,936
100,000	Viad
	Trade Show Services, Travel & Tours	3,601,000
		12,012,936
	Computer Services - 0.6%
155,000	SRA International (a)
	Government IT Services	3,768,050
753,000	RCM Technologies (a)(b)
	Technology & Engineering Services	2,906,580

1

Number of Shares		Value

	Computer Services – 0.6% (cont)
705,500	Hackett Group (a)
	IT Integration & Best Practice Research	$2,758,505
		9,433,135
	TV Broadcasting - 0.5%
1,030,000	Entravision Communications (a)
	Spanish Language TV, Radio & Outdoor	6,859,800

	Television Programming - 0.4%
600,000	Lions Gate Entertainment (a)
	Film & TV Studio	5,850,000

	Contract Manufacturing - 0.4%
115,000	Plexus (a)
	Electronic Manufacturing Services	3,225,750
1,500,000	Sanmina-SCI (a)
	Electronic Manufacturing Services	2,430,000
		5,655,750
	CATV - 0.3%
240,000	Discovery Holding (a)
	CATV Programming	5,092,800

	Radio - 0.3%
561,900	Salem Communications
	Radio Stations for Religious Programming	2,253,219
260,000	Cumulus Media (a)
	Radio Stations in Small Cities	1,658,800
515,000	Spanish Broadcasting System (a)
	Spanish Language Radio Stations	911,550
		4,823,569
	Gaming Equipment & Services - 0.3%
100,000	Scientific Games (a)
	Lottery Services Provider	2,111,000
60,500	Bally Technologies (a)
	Slot Machines & Software	2,077,570
98,500	Shuffle Master (a)
	Card Shufflers & Casino Games	526,975
		4,715,545

Total Information		441,581,680

	Consumer Goods & Services - 17.5%
	Retail - 6.0%
431,000	Abercrombie & Fitch
	Teen Apparel Retailer	31,523,340
885,000	Urban Outfitters (a)
	Apparel & Home Specialty Retailer	27,744,750
240,000	J Crew Group (a)
	Multi-channel Branded Retailer	10,600,800
265,000	AnnTaylor Stores (a)
	Women’s Apparel Retailer	6,407,700
745,000	Chico’s FAS (a)
	Women’s Specialty Retailer	5,296,950
409,150	Christopher & Banks
	Women’s Apparel Retailer	4,087,409
150,000	Gaiam (a)
	Healthy Living Catalogs & E-Commerce	2,598,000
		88,258,949
	Apparel - 2.7%
925,000	True Religion Apparel (a)
	Premium Denim	17,158,751
459,000	Coach (a)
	Designer & Retailer of Branded Leather Accessories	13,838,850
394,200	Oxford Industries
	Branded & Private Label Apparel	8,881,326
		39,878,927
	Other Consumer Services - 2.5%
585,000	ITT Educational Services (a)
	Post-secondary Degree Services	26,869,051
150,000	Weight Watchers International
	Weight Loss Programs	6,949,500
200,000	Universal Technical Institute (a)
	Vocational Training	2,346,000
		36,164,551
	Other Durable Goods - 1.7%
1,478,300	Champion Enterprises (a)
	Manufactured Homes	14,827,349
288,400	Cavco Industries (a)
	Higher End Manufactured Homes	10,105,536
		24,932,885
	Leisure Products - 1.3%
159,622	International Speedway
	Largest Motorsports Racetrack Owner & Operator	6,576,427
238,600	Speedway Motorsports
	Motorsports Racetrack Owner & Operator	5,981,702
140,000	Thor Industries
	RV & Bus Manufacturer	4,167,800
150,000	Winnebago
	Premier Motorhome Maker	2,535,000
		19,260,929
	Nondurables - 0.7%
230,000	Scotts Miracle-Gro
	Consumer Lawn & Garden Products	7,456,600
122,000	Jarden (a)
	Branded Household Products	2,652,280
		10,108,880
	Furniture & Textiles - 0.6%
200,000	Herman Miller
	Office Furniture	4,914,000
335,000	Knoll
	Office Furniture	3,865,900
		8,779,900

2

Number of Shares		Value

	Consumer Goods Distribution - 0.5%
433,500	Pool
	Distributor of Swimming Pool Supplies & Equipment	$8,188,815

	Restaurants - 0.5%
337,500	Sonic (a)
	Quick Service Restaurant	7,438,500

	Casinos & Gaming - 0.5%
555,000	Pinnacle Entertainment (a)
	Regional Casino Operator	7,104,000

	Travel - 0.3%
90,000	Vail Resorts (a)
	Ski Resort Operator & Developer	4,346,100

	Food & Beverage - 0.2%
90,000	Hansen Natural (a)
	Alternative Beverages	3,177,000

Total Consumer Goods & Services		257,639,436

	Industrial Goods & Services - 14.0%
	Machinery - 9.5%
795,000	Ametek
	Aerospace/Industrial Instruments	34,908,450
690,600	Pentair
	Pumps & Water Treatment	22,030,140
527,300	ESCO Technologies (a)
	Automatic Electric Meter Readers	20,944,356
365,100	Nordson
	Dispensing Systems for Adhesives & Coatings	19,660,635
392,300	Donaldson
	Industrial Air Filtration	15,801,844
182,200	Mine Safety Appliances
	Safety Equipment	7,504,818
196,000	Clarcor
	Mobile & Industrial Filters	6,967,800
140,000	MOOG (a)
	Motion Control Products for Aerospace, Defense & Industrial Markets	5,909,400
71,800	Toro
	Turf Maintenance Equipment	2,971,802
50,000	Kaydon
	Specialized Friction & Motion Control Products	2,195,500
22,974	Lincoln Electric
	Welding Equipment & Consumables	1,481,594
		140,376,339
	Outsourcing Services - 1.1%
400,000	Quanta Services (a)
	Electrical & Telecom Construction Services	9,268,001
305,000	Administaff
	Professional Employer Organization	7,201,050
		16,469,051
	Other Industrial Services - 1.0%
365,000	American Reprographics (a)
	Document Management & Logistics	5,416,601
89,000	G&K Services
	Uniform Rental	3,169,290
200,000	American Commercial Lines (a)
	Operator/Builder of Inland Barges	3,160,000
180,000	TrueBlue (a)
	Temporary Manual Labor	2,419,200
		14,165,091
	Industrial Materials & Specialty Chemicals - 0.7%
155,000	Drew Industries (a)
	RV & Manufactured Home Components	3,791,301
50,000	Greif
	Industrial Packaging	3,396,500
90,000	Albany International
	Paper Machine Clothing & Advanced Textiles	3,252,600
		10,440,401
	Construction - 0.6%
35,000	Martin Marietta Materials
	Aggregates	3,715,950
50,000	Texas Industries
	Aggregates, Cement & Concrete	3,005,500
140,000	M/I Homes
	Home Builder	2,377,200
		9,098,650
	Industrial Distribution - 0.5%
70,000	Watsco
	HVAC Distribution	2,899,400
50,000	Airgas
	Industrial Gas Distributor	2,273,500
75,000	Interline Brands (a)
	Industrial Distribution	1,391,250
		6,564,150
	Waste Management - 0.4%
184,200	Waste Connections (a)
	Solid Waste Management	5,662,308

	Electrical Components - 0.2%
80,000	Acuity Brands
	Commercial Lighting Fixtures	3,436,000

Total Industrial Goods & Services		206,211,990

	Energy & Minerals - 13.6%
	Oil & Gas Producers - 6.7%
400,000	Ultra Petroleum (a)
	Oil & Gas Producer	31,000,001
416,000	Equitable Resources
	Natural Gas Producer & Utility	24,502,400
325,000	Carrizo Oil & Gas (a)
	Explores for Natural Gas & Crude Oil	19,262,750
390,000	Quicksilver Resources (a)
	Natural Gas & Coal Seam Gas Producer	14,246,700
307,200	Southwestern Energy (a)
	Oil & Gas Producer	10,349,568
		99,361,419
	Oil Services - 6.7%
981,400	FMC Technologies (a)
	Oil & Gas Wellhead Manufacturer	55,831,847
230,000	Atwood Oceanics (a)
	Offshore Drilling Contractor	21,095,600

3

Number of Shares		Value

	Oil Services - 6.7% (cont)
203,125	Exterran Holdings (a)
	Natural Gas Compressor Rental & Fabrication	$13,109,688
241,500	Tetra Technologies (a)
	U.S.-based Service Company with Life of Field Approach	3,825,360
108,700	Tesco (a)
	Developing New Well Drilling Technologies	2,603,365
69,800	Dresser-Rand Group (a)
	Largest Manufacturer of Compressors	2,146,350
		98,612,210
	Oil Refining, Marketing & Distribution - 0.2%
50,000	Oneok
	Natural Gas Distribution, Pipeline Processing & Trading	2,231,501

Total Energy & Minerals		200,205,130

	Finance - 12.7%
	Banks - 4.9%
410,100	MB Financial
	Chicago Bank	12,622,878
689,700	TCF Financial
	Great Lakes Bank	12,359,424
585,000	Valley National Bancorp
	New Jersey/New York Bank	11,237,850
299,305	Lakeland Financial
	Indiana Bank	6,779,258
220,000	Old Second Bancorp
	Illinois Bank	5,843,200
280,816	Glacier Bancorp
	Mountain States Bank	5,383,243
337,000	Pacific Continental
	Niche Pacific N.W. Bank	4,657,340
215,000	First Busey
	Illinois Bank	4,540,800
155,600	Associated Banc-Corp
	Midwest Bank	4,143,628
500,000	Centennial Bank (a)
	Colorado Bank	3,140,000
86,000	Greene County Bancshares
	Tennessee Bank	1,521,340
		72,228,961
	Insurance - 3.3%
720,500	HCC Insurance Holdings
	Specialty Insurance	16,348,145
276,000	Leucadia National
	Insurance Holding Company	12,480,720
26,500	Markel (a)
	Specialty Insurance	11,659,205
105,000	Philadelphia Consolidated Holding(a)
	Specialty Insurance	3,381,000
75,000	Endurance Specialty Holdings
	Commercial Lines Insurance/Reinsurance	2,745,000
250,000	Conseco (a)
	Life, Long-term Care & Medical Supplement Insurance	2,550,000
		49,164,070
	Finance Companies - 2.1%
1,142,400	AmeriCredit (a)
	Auto Lending	11,503,946
270,000	McGrath Rentcorp
	Temporary Space & IT Rentals	6,509,700
144,800	World Acceptance (a)
	Personal Loans	4,611,880
200,000	Electro Rent
	Test & Measurement Rentals	3,030,000
140,000	Aaron Rents
	Rent-to-Own	3,015,600
175,000	H&E Equipment Services (a)
	Heavy Equipment Leasing	2,199,750
22,889	CAI International (a)
	International Container Leasing & Management	294,353
		31,165,229
	Savings & Loans - 1.3%
725,388	People’s United
	Connecticut Savings & Loan	12,556,466
400,000	ViewPoint Financial
	Texas Thrfit	6,604,000
20,100	Anchor Bancorp Wisconsin
	Wisconsin Thrift	381,297
		19,541,763
	Brokerage & Money Management - 1.1%
642,000	SEI Investments
	Mutual Fund Administration & Investment Management	15,850,980

Total Finance		187,951,003

	Health Care - 8.3%
	Biotechnology & Drug Delivery - 3.5%
600,000	BioMarin (a)
	Biotech Focused on Orphan Diseases	21,222,000
501,400	Seattle Genetics (a)
	Antibody-based Therapies for Cancer	4,562,740
100,000	Myriad Genetics (a)
	Drugs/Diagnostics Hybrid	4,029,000
545,000	Array Biopharma (a)
	Drugs for Cancer & Inflammatory Diseases	3,820,450
535,000	Nektar Therapeutics (a)
	Drug Delivery Technologies	3,712,900
35,000	United Therapeutics (a)
	Biotech Focused on Rare Diseases	3,034,500
320,000	Medarex (a)
	Humanized Antibodies	2,832,000
401,000	Arena Pharmaceuticals (a)
	Novel Drug Targeting Technology	2,742,840
100,000	Auxilium Pharmaceuticals (a)
	Biotech Focused on Niche Disease Areas	2,674,000
663,616	Decode Genetics (a)
	Drugs for Heart Attack, Asthma & Vascular Disease	1,015,333
220,000	Pharmacopeia (a)
	Biotech Company with Broad Early-stage Pipeline	809,600
400,000	Neurogen (a)
	Development-stage Biotech Focused on Neurology	744,000
500,000	IsoRay (a)
	Radiology Cancer Company	500,000

4

Number of Shares		Value

	Biotechnology & Drug Delivery – 3.5% (cont)
100,000	IsoRay - Warrants (a)(c)
	Radiology Cancer Company	$5,000
25,000	Locus Pharmaceuticals, Series A-1, Pfd. (a)(c)	37,500
12,886	Locus Pharmaceuticals, Series B-1, Pfd. (a)(c)
	High Throughput Rational Drug Design	19,329
738,060	Medicure - Warrants (a)(c)
	Cardiovascular Biotech Company	36,903
		51,798,095
	Medical Equipment & Devices - 1.6%
85,000	Illumina (a)
	Leading Tools & Service Provider for Genetic Analysis	6,451,501
105,000	Alexion Pharmaceuticals (a)
	Biotech Focused on Orphan Diseases	6,226,500
156,500	Orthofix International (a)
	Bone Fixation & Stimulation Devices	6,224,005
105,000	Vital Signs
	Anesthesia, Respiratory & Sleep Products	5,318,250
		24,220,256
	Health Care Services - 1.2%
435,000	PSS World Medical (a)
	Medical Supplies	7,247,101
235,000	Lincare Holdings (a)
	Home Health Care Services	6,605,850
90,000	Psychiatric Solutions (a)
	Behavioral Health Services	3,052,800
		16,905,751
	Pharmaceuticals - 1.1%
145,000	Cephalon (a)
	Specialty Pharmaceuticals for Pain, Central Nervous System & Oncology	9,338,001
765,000	QLT (a)
	Specialty Pharmaceuticals for Ophthalmology & Dermatology	2,715,750
110,000	Medicis Pharmaceutical
	Specialty Pharmaceuticals for Dermatology	2,165,900
505,000	Barrier Therapeutics (a)
	Specialty Pharmaceuticals for Dermatology	1,722,050
		15,941,701
	Medical Supplies - 0.9%
280,000	QIAGEN (Netherlands) (a)
	Life Science Company; DNA/RNA Purification	5,824,000
70,700	Techne (a)
	Cytokines, Antibodies & Other Reagents for Life Science	4,762,352
53,000	Idexx Laboratories (a)
	Diagnostic Equipment & Services for Veterinarians	2,610,780
		13,197,132

Total Health Care		122,062,935

	Other Industries - 2.6%
	Real Estate - 1.2%
440,000	DiamondRock Hospitality
	Hotel Owner	5,574,801
122,500	Gaylord Entertainment (a)
	Convention Hotels	3,710,526
100,000	Digital Realty Trust
	Technology-focused Office Buildings	3,550,000
90,000	American Campus Communities
	Student Housing	2,462,400
150,000	Kite Realty Group
	Community Shopping Centers	2,100,000
		17,397,727
	Transportation - 1.1%
580,800	Heartland Express
	Regional Trucker	8,282,209
160,000	JB Hunt Transport Services
	Truck & Intermodal Carrier	5,028,800
180,000	Rush Enterprises (a)
	Truck Distribution	2,851,200
		16,162,209
	Regulated Utilities - 0.3%
185,000	Northeast Utilities
	Regulated Electric Utility	4,539,901

Total Other Industries		38,099,837

Total Common Stocks - 98.7% (Cost: $1,194,058,226)		1,453,752,011

Principal Amount

	Short-Term Obligations - 1.3%

	Commercial Paper – 0.5%
$7,200,000	General Electric Capital 2.25% due 04/07/08	7,197,300

	Repurchase Agreement – 0.8%
11,821,000	Repurchase Agreement with Fixed Income Clearing Corp., dated 03/31/08, due 04/01/08 at 1.85%, collateralized by a U.S. Government Obligation, maturing 08/15/20, market value $12,058,125 (repurchase proceeds $11,821,607)	11,821,000

Total Short-Term Obligations (Cost: $19,018,300)		19,018,300

5

Total Investments - 100.0% (Cost: $1,213,076,526) (d)	$1,472,770,311

Cash and Other Assets Less Liabilities – 0.0%	(724,274)

Total Net Assets - 100%	$1,472,046,037

Notes to Statement of Investments:

*

Security Valuation:

Securities of the Fund are valued at market value or, if a market quotation for a security is not readily available or is deemed not to be reliable because of events or circumstances that have occurred between the market quotation and the time as of which the security is to be valued, the security is valued at a fair value determined in accordance with procedures established by the Board of Trustees. A security traded on a securities exchange or in an over-the-counter market in which transaction prices are reported is valued at the last sales price at the time of valuation. A security traded principally on NASDAQ is valued at the NASDAQ official closing price. A security for which there is no reported sale on the valuation date is valued at the latest bid quotation. A short-term debt obligation having a maturity of 60 days or less from the valuation date is valued at amortized cost, which approximates fair value. A security for which a market quotation is not readily available and any other assets are valued in accordance with procedures established by the Board of Trustees. The Trust has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time as of which the securities are to be valued. If a security is valued at fair value, that value may be different from the last quoted market price for the security.

On January 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”).  In accordance with SFAS 157, fair value is defined as the price that the Fund would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security. SFAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of March 31, 2008, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$1,453,653,279
Level 2 – Other Significant Observable Inputs	19,060,203
Level 3 – Significant Unobservable Inputs	56,829
Total	$1,472,770,311

The following table reconciles assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities
Balance as of January 1, 2008	$98,504
Amortized accrued premium	—
Realized gain	—
Change in unrealized depreciation	(41,675)
Net sales	—
Balance as of March 31, 2008	$56,829

(a)	Non-income producing security.
(b)

An affiliate may include any company in which the Fund owns five percent or more of its outstanding voting shares. Transactions in affiliated companies during the three months ended March 31, 2008, are as follows:

Affiliates	Balance of Shares Held 12/31/2007	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 03/31/2008	Value	Dividend
RCM Technologies	753,000	—	—	753,000	$2,906,580	$—

The aggregate cost and value of this company at March 31, 2008, was $5,474,962 and $2,906,580, respectively. Investments in affiliate companies represent 0.20% of total net assets at March 31, 2008.

(c)

Denotes a restricted security, which is subject to restrictions on resale under federal securities laws. These securities are valued in good faith by the Board of Trustees. At March 31, 2008, these securities amounted to $98,732 which represents 0.01% of total net assets.

Additional information on these securities is as follows:

	Acquisition
Security	Dates	Shares	Cost	Value
Locus Pharmaceuticals, Series A-1, Pfd.	9/5/01	25,000	$1,000,000	$37,500
Locus Pharmaceuticals, Series B-1, Pfd.	2/8/07	12,866	37,369	19,329
IsoRay - Warrants	3/21/07	100,000	0	5,000
Medicure - Warrants	12/22/06	738,060	0	36,903
			$1,037,369	$98,732

(d)

At March 31, 2008, for federal income tax purposes cost of investments was $1,213,076,526 and net unrealized appreciation was $259,693,785 consisting of gross unrealized appreciation of $466,698,542 and gross unrealized depreciation of $207,004,757.

6

Wanger International Small Cap

Statement of Investments (Unaudited), March 31, 2008

Number of Shares		Value

	Common Stock 96.2%

	Europe 47.2%
	Netherlands 9.0%
447,692	Fugro
	Oilfield Services	$34,761,456
196,000	Smit Internationale
	Harbor & Offshore Towage & Marine Services	19,955,548
603,000	Imtech
	Engineering & Technical Services	16,019,695
608,450	Aalberts Industries
	Flow Control & Heat Treatment	13,003,913
350,000	Koninklijke TenCate
	Advanced Textiles & Industrial Fabrics	12,900,595
410,000	Unit 4 Agresso
	Business & Security Software	11,539,698
125,000	Vopak
	World’s Largest Operator of Petroleum & Chemical Storage Terminals	7,862,971
443,500	Wavin
	Largest European Plastic Pipe Systems Company	5,530,365
250,000	QIAGEN (a)
	Life Science Company; DNA/RNA Purification	5,173,587
83,000	Arcadis
	Engineering Consultant	5,004,975
150,000	SBM Offshore
	Builds & Leases Offshore Vessels to Process & Store Crude Oil	4,837,321
42,017	OPG Groep
	Health Care Supplies & Pharmacies	1,187,393
		137,777,517
	France 7.2%
900,000	SES Global
	Satellite Broadcasting Services	18,994,063
146,500	Iliad
	Alternative Internet & Telecoms Provider	14,591,733
169,000	Carbone Lorraine
	Advanced Industrial Materials	10,222,785
113,000	Rubis
	Tank Storage & LPG Supplier	9,544,660
80,000	Neopost
	Postage Meter Machines	8,989,821
90,000	Norbert Dentressangle
	Transport	7,666,946
192,100	Trigano
	Leisure Vehicles & Camping Equipment	7,396,320
72,000	Imerys
	Industrial Minerals Producer	6,602,088
57,100	Eurofins Scientific
	Food Screening & Testing	5,702,610
46,000	Pierre & Vacances
	Vacation Apartment Lets	5,538,320
100,700	April Group
	Insurance Policy Construction	5,028,259
30,000	Ciments Francais
	Leading French & Emerging Markets Cement Producer	4,999,566
120,000	Meetic (a)
	Dating Services	3,398,004
330,000	Hi-Media
	Leading Online Advertiser in Europe	2,504,207
		111,179,382
	United Kingdom 7.2%
647,684	Intertek Testing
	Testing, Inspection & Certification Services	13,263,427
2,300,000	Charles Taylor (b)
	Insurance Services	12,634,008
910,000	Smith & Nephew
	Medical Equipment & Supplies	12,035,615
490,000	Expro International Group
	Offshore Oilfield Services	11,317,392
215,000	Randgold Resources
	Gold Mining in Western Africa	9,963,100
750,000	Northgate
	Light Commercial Vehicle Rental Specialist	8,460,514
1,260,000	RPS Group
	Environmental Consulting & Planning	8,063,490
350,000	Rotork
	Valve Actuators for Oil & Water Pipelines	7,493,317
2,010,800	Taylor Nelson Sofres
	Market Research	6,314,146
900,000	Informa Group
	Global Publisher & Event Organizer	5,594,292
2,000,000	Begbies Traynor
	Financial Restructuring & Corporate Recovery Services	4,713,291
850,000	Detica
	UK IT Services Company	4,213,653
270,000	Keller Group
	International Ground Engineering Specialist	3,617,851
230,000	Tullow Oil
	Oil & Gas Producer	3,014,578
		110,698,674
	Germany 5.6%
85,000	Vossloh
	Rail Infrastructure & Diesel Locomotives	11,987,923
400,000	Rhoen-Klinikum
	Health Care Services	11,844,427
142,000	Wincor Nixdorf
	Retail POS Systems & ATM Machines	11,363,339
91,000	Elringklinger
	Automobile Components	10,169,207
235,000	CTS Eventim
	Event Ticket Sales	9,552,993
44,000	Rational
	Commercial Oven Manufacturer	8,711,005
114,000	MPC Muechmeyer Petersen Capital
	Alternative Asset Manager	8,031,222
205,000	Deutsche Beteiligungs
	Private Equity Investment Management	5,206,664
255,000	Takkt
	Mail Order Retailer of Office & Warehouse Durables	4,584,860
60,000	Hamburger Hafen und Logistik (a)
	Terminal Operator at the Hamburg Port	4,574,189
		86,025,829

Number of Shares		Value

	Switzerland 4.2%
146,000	Kuehne & Nagel
	Freight Forwarding/Logistics	$14,646,456
6,600	Sika
	Chemicals for Construction & Industrial Applications	12,957,813
74,000	Geberit
	Plumbing Supplies	11,026,429
33,300	Burckhardt Compression
	Gas Compression Pumps	10,635,204
41,000	Synthes
	Products for Orthopedic Surgery	5,733,854
21,000	Nobel Biocare Holding
	Dental Implants & Ceramic Crowns	4,888,314
4,900	Givaudan
	Fragrances & Flavors	4,847,195
		64,735,265
	Sweden 3.5%
1,092,700	Hexagon
	Measurement Equipment & Polymers	22,295,075
1,974,000	SWECO
	Engineering Consultants	17,322,054
3,030,000	Securitas Systems
	Commercial Security Installation & Service	8,832,736
140,000	Holmen
	Integrated Pulp & Paper Manufacturer	4,841,215
		53,291,080
	Ireland 2.2%
2,538,470	United Drug
	Irish Pharmaceutical Wholesaler & Outsourcer	15,231,766
500,000	IAWS Group
	Baked Goods	11,684,902
200,000	Paddy Power
	Irish Betting Services	7,394,416
		34,311,084
	Finland 1.7%
488,000	Poyry
	Engineering Consultants	12,125,431
200,000	Stockmann
	Department Stores in Finland, Baltics & Russia	9,479,247
85,000	Cargotec
	Cargo & Load Handling Equipment	4,177,579
		25,782,257
	Italy 1.2%
2,742,000	CIR
	Italian Holding Company	7,361,582
573,000	GranitiFiandre
	Innovative Stoneware	6,377,969
1,100,000	Amplifon
	Hearing Aid Retailer	3,744,147
170,000	Cobra Automotive (a)
	Electronic Car Theft Protection	1,388,158
		18,871,856
	Austria 1.2%
367,000	Zumtobel
	Lighting Systems	9,772,789
169,000	Wienerberger
	Bricks & Clay Roofing Tiles	9,023,971
		18,796,760
	Greece 1.1%
910,000	Intralot
	Lottery & Gaming Systems & Services	16,301,646

	Spain 0.9%
120,000	Red Electrica de Espana
	Spanish Power Grid	7,346,865
461,300	Prisa
	Leading Spanish-speaking Publisher	6,946,684
		14,293,549
	Czech Republic 0.6%
40,000	Komercni Banka
	Leading Czech Universal Bank	9,546,928

	Poland 0.6%
145,000	Central European Distribution (a)
	Vodka Production & Alcohol Distribution	8,437,550

	Denmark 0.4%
69,000	Novozymes
	Industrial Enzymes	6,460,657

	Norway 0.3%
865,000	Kongsberg Automotive
	Automotive Seating & Component Supplier	4,861,491

	Russia 0.3%
110,800	RosBusinessConsulting
	Financial Information, Media & IT Services in Russia	4,254,720

Total Europe		725,626,245

	Asia 33.2%
	Japan 16.6%
17,500	Jupiter Telecommunications (a)
	Largest Cable Service Provider in Japan	16,466,751
2,400,000	Kansai Paint
	Paint Producer in Japan, India, China & Southeast Asia	15,816,796
1,250,000	Park24
	Parking Lot Operator	12,310,265
248,000	Ibiden
	Electronic Parts & Ceramics	9,805,260
282,000	Unicharm PetCare
	Pet Food & Pet Toiletries	8,916,318
540,000	Casio Computer
	Micro-consumer Electronic Goods	8,013,093
3,920	Risa Partners
	NPL & Real Estate Related Investment	7,894,812
265,000	Aeon Mall
	Suburban Shopping Mall Developer, Owner & Operator	7,443,885
920,000	Topcon
	Positioning & Medical Instrument	7,353,928
195,000	Union Tool
	Precision Drill Bit Manufacturer	7,329,282
375,000	Ushio
	Industrial Light Sources	7,142,561
1,550	Osaka Securities Exchange
	Osaka Securities Exchange	7,059,665
148,000	Point
	Apparel Specialty Retailer	7,024,897
2,500,000	Kansai Urban Banking
	Regional Bank	6,465,975

Number of Shares		Value

	Japan – 16.6% (cont)
540,000	OSG
	Consumable Cutting Tools	$6,331,413
27,000	Keyence
	Sensors & Measuring Devices for Automation	6,294,866
171,000	SYSMEX
	In Vitro Diagnostics (IVD) Equipment & Reagent Manufacturer	6,214,410
527,500	Asics
	Footwear & Apparel	6,146,410
1,150,000	Bank of Fukuoka
	Regional Bank	6,070,787
256,900	Kintetsu World Express
	Airfreight Logistics	5,999,357
430,000	Yusen Air & Sea Service
	Airfreight Logistics	5,868,695
5,200	Kenedix
	Real Estate Investment Management	5,756,157
325,000	T. Hasegawa
	Industrial Flavors & Fragrances	5,748,310
240,000	Hoya
	Opto-electrical Components & Eyeglass Lenses	5,688,820
48,000	Hirose Electric
	Electrical Connectors	5,407,868
500,000	Cosel
	Industrial Standard Switching Power Supply System	5,400,189
49,200	Nakanishi
	Dental Tools & Machinery	5,070,760
200,000	Aeon Delight
	Facility Maintenance & Management	4,976,687
71,000	USS
	Used Car Auctioneer	4,944,555
394,000	FCC
	Auto/Motorcycle Clutches	4,913,574
330,000	Suruga Bank
	Regional Bank	4,209,023
180,400	As One
	Scientific Supplies Distributor	4,122,474
500,000	Kamigumi
	Port Cargo Handling & Logistics	4,000,705
222,000	Ain Pharmaciez
	Dispensing Pharmacy/Drugstore Operator	3,618,739
108,500	Hamamatsu Photonics
	Optical Sensors for Medical & Industrial Applications	3,062,244
130,000	Takata
	Safety Related Auto Parts	2,877,069
4,400	FullCast
	Employment Outsourcing	2,776,622
109,300	Tamron
	Camera Lens Maker	2,745,532
1,200	Wacom
	Computer Graphic Illustration Devices	2,551,343
550	Japan Pure Chemical
	Precious Metal Plating Chemicals for Electronics	1,862,490
90,000	NGK Insulators
	Ceramic, Power & Electronics Parts	1,625,677
100	Nippon Building Fund
	Office REIT	1,276,885
107	Seven Bank
	ATM Processing Services	229,715
		254,834,864
	China 5.0%
4,529,000	China Shipping Development
	China’s Dominant Shipper for Oil & Coal	14,384,805
9,334,000	China Green
	Agricultural Grower & Processor in China	10,374,018
16,141,000	Lenovo Group
	Third Largest PC Vendor Globally	10,353,238
10,476,000	Jiangsu Expressway
	Chinese Toll Road Operator	9,406,574
4,310,000	Fu Ji Food & Catering Services
	Food Catering Service Provider in China	7,284,943
115,000	Sohu.com (a)
	Advertising on Chinese Internet Portal	5,189,950
6,330,000	Travelsky Technology
	Online Air Travel Bookings in China	4,731,101
10,500,000	Xinyu Hengdeli
	A High-end Watch Retailer in China	4,313,846
6,512,000	TPV Technology
	Original Design Manufacturer for LCD Monitor & Flat TV	3,878,898
5,000,000	Hopewell Highway Infrastructure
	Guangdong Tollroad Leading to Hong Kong & Macau	3,849,795
185,500	VisionChina Media (a)
	Advertising on Digital Screens in China’s Mass Transit System	2,055,340
4,299,000	Sinotrans
	Largest Integrated Logistics Player in China	1,260,488
		77,082,996
	South Korea 3.1%
42,302	MegaStudy
	Online Education Service Provider	14,126,722
342,000	Woongjin Coway
	South Korean Household Appliance Rental Service Provider	10,337,108
332,800	Sung Kwang Bend
	A Large Customized Industrial Pipe Fitting Manufacturer	8,967,781
80,000	Taewoong
	A Player in the Niche Customized Forging Market	6,236,613
34,800	Mirae Asset Securities
	Korean Largest Diversified Financial Company	4,900,760
48,000	JVM
	Automatic Tablet Dispensing & Packaging Systems	2,181,209
87,000	YBM Sisa.com
	Online Language Educator & Tester	853,602
		47,603,795
	Singapore 2.5%
3,000,000	Singapore Exchange
	Singapore Equity & Derivatives Market Operator	16,527,353

Number of Shares		Value

	Singapore – 2.5% (cont)
6,000,000	ComfortDelGro
	Taxi & Mass Transit Service	$7,982,077
9,639,600	Mapletree Logistics
	Asian Logistics Landlord	6,977,468
3,000,000	OLAM
	Agriculture Supply Chain Manager	4,733,976
1,375,500	CDL Hospitality Trust
	Singapore Hotel Operator	2,076,360
		38,297,234
	Taiwan 2.0%
582,695	Formosa International Hotels
	Hotel, Food & Beverage Operation & Hospitality Management Services	9,443,444
1,986,000	President Chain Store
	Taiwan’s Number One Convenience Chain Store Operator	6,809,530
1,933,177	Everlight Electronics
	Led Packager	6,648,508
2,199,138	Wah Lee Industrial
	Distributor of Chemicals, Materials & Equipment	4,294,221
430,000	GeoVision
	Taiwan PC-based Video Surveillance Player	3,027,687
		30,223,390
	Hong Kong 1.9%
800,000	Hong Kong Exchanges and Clearing
	Hong Kong Equity & Derivatives Market Operator	13,865,595
4,970,000	Lifestyle International
	Mid to High-end Department Store Operator in Hong Kong & China	10,462,943
300,000	Hong Kong Aircraft Engineering
	Aircraft Maintenence, Repair, Overhaul Operator	4,945,650
14,500,000	Global Digital Creations (a)
	Digital Cinema Solution Provider/Network Operator	930,993
		30,205,181
	India 1.6%
300,000	Housing Development Finance
	Indian Mortgage Lender	17,849,043
230,000	Asian Paints
	India’s Largest Paint Company	6,905,127
		24,754,170
	Indonesia 0.5%
5,000,000	Perusahaan Gas Negara
	Gas Pipeline Operator	7,733,932

Total Asia		510,735,562

	Other Countries 10.0%
	Australia 2.7%
1,750,000	Sino Gold (a)
	Gold Mining in The People’s Republic of China	11,990,273
1,000,000	Billabong International
	Action Sports Apparel Brand Manager	11,944,329
200,000	Perpetual Trustees
	Mutual Fund Management	9,842,699
250,000	Australian Stock Exchange
	Australian Equity & Derivatives Market Operator	8,588,644
		42,365,945
	United States 2.6%
189,000	Atwood Oceanics (a)
	Offshore Drilling Contractor	17,335,080
125,800	FMC Technologies (a)
	Oil & Gas Wellhead Manufacturer	7,156,762
180,000	BioMarin (a)
	Biotech Focused on Orphan Diseases	6,366,600
165,000	Dresser-Rand Group (a)
	Largest Manufacturer of Compressors	5,073,750
100,000	Tesco (a)
	Developing New Well Drilling Technologies	2,395,000
372,400	Horizon North Logistics (a)
	Provides Diversified Oil Service Offering in Northern Canada	1,033,991
440,000	Decode Genetics (a)
	Drugs for Heart Attack, Asthma & Vascular Disease	673,200
		40,034,383
	South Africa 2.5%
484,000	Impala Platinum Holdings
	Platinum Group Metals Mining & Refining	18,612,165
518,000	Naspers
	Media & Education in Africa & other Emerging Markets	9,009,467
1,575,000	Uranium One (a)
	Uranium Mines in South Africa, Kazakhstan, Australia & the U.S.	5,186,322
2,250,000	Mr. Price
	South African Retailer of Apparel, Household Goods & Sporting Goods	5,052,881
		37,860,835
	Canada 1.8%
630,000	ShawCor
	Oil & Gas Pipeline Products	17,185,445
164,000	CCL
	Leading Global Label Manufacturer	4,783,633
225,200	RONA (a)
	Leading Canadian Do-it-yourself Retailer	3,130,795
250,000	Ivanhoe Mines (a)
	Copper Mine Project in Mongolia	2,606,069
		27,705,942
	New Zealand 0.4%
2,157,385	Sky City Entertainment
	Casino/Entertainment Complex	6,259,850

Total Other Countries		154,226,955

	Latin America 5.8%
	Brazil 3.7%
1,780,000	Suzano
	Brazilian Pulp & Paper Producer	26,871,944
600,000	Bovespa
	Brazil Equity & Derivative Exchange	8,086,853
800,000	Localiza Rent A Car
	Car Rental	7,618,396
651,000	Porto Seguro
	Auto & Life Insurance	6,603,864

Number of Shares		Value

	Brazil – 3.7% (cont)
500,000	Natura Cosmeticos
	Direct Retailer of Cosmetics	$5,100,587
328,300	BM&F
	Brazilian Derivatives Exchange	2,993,560
		57,275,204
	Mexico 1.4%
160,000	Grupo Aeroportuario del Surest
	Cancun & Cozumel Airport Operator	9,118,400
2,000,000	Urbi Desarrollos Urbanos (a)
	Affordable Housing Builder	6,577,247
2,000,000	Financiera Independencia (a)
	Mexican Micro-finance Lender	3,269,831
1,200,000	Megacable (a)
	Mexican Cable & Internet Operator	3,214,583
		22,180,061
	Chile 0.7%
450,000	Sociedad Quimica y Minera de Chile
	Producer of Specialty Fertilizers, Lithium & Iodine	10,521,000

Total Latin America		89,976,265

Total Common Stock - 96.2% (Cost: $1,111,565,963)		1,480,565,027

Principal Amount		Value

	Short Term Obligations 3.7%
	Commercial Paper 2.9%
$7,600,000	United Parcel Service (c) 2.06% Due 4/07/08	7,597,391
7,600,000	General Electric Capital 2.25% Due 4/08/08	7,596,675
7,500,000	Chevron Funding 2.15% Due 4/02/08	7,499,552
7,500,000	Walgreen (c) 2.25% Due 4/04/08	7,498,594
7,400,000	AT&T (c) 2.30% Due 4/01/08	7,400,000
7,400,000	Avon Capital (c) 2.35% Due 4/03/08	7,399,034
		44,991,246
	Repurchase Agreement 0.8%
11,715,000	Repurchase Agreement with Fixed Income Clearing Corp., dated 03/31/08, due 04/01/08 at 1.850%, collateralized by a U.S. Treasury Obligation, maturing 05/31/11, market value $11,952,325 (repurchase proceeds $11,715,602)	11,715,000

Total Short Term Obligations – 3.7% (Cost: $56,706,246)		56,706,246

Total Investments - 99.9% (Cost: $1,168,272,209) (d)		1,537,271,273

Cash and Other Assets Less Liabilities - 0.1%		1,090,888

Total Net Assets – 100.0%		$1,538,362,161

Notes to Statement of Investments:

*

Security Valuation:

Securities of the Fund are valued at market value or, if a market quotation for a security is not readily available or is deemed not to be reliable because of events or circumstances that have occurred between the market quotation and the time as of which the security is to be valued, the security is valued at a fair value determined in accordance with procedures established by the Board of Trustees. A security traded on a securities exchange or in an over-the-counter market in which transaction prices are reported is valued at the last sales price at the time of valuation. A security traded principally on NASDAQ is valued at the NASDAQ official closing price. A security for which there is no reported sale on the valuation date is valued at the latest bid quotation. A short-term debt obligation having a maturity of 60 days or less from the valuation date is valued at amortized cost, which approximates fair value. A security for which a market quotation is not readily available and any other assets are valued in accordance with procedures established by the Board of Trustees. The Trust has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time as of which the securities are to be valued. If a security is valued at fair value, that value may be different from the last quoted market price for the security.

On January 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”).  In accordance with SFAS 157, fair value is defined as the price that the Fund would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security. SFAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of March 31, 2008, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$84,285,732
Level 2 – Other Significant Observable Inputs	1,452,985,541
Level 3 – Significant Unobservable Inputs	—
Total	$1,537,271,273

(a)	Non-income producing security.
(b)

An affiliate may include any company in which the Fund owns five percent or more of its outstanding voting shares.  Transactions in affiliated companies during the three months ended March 31, 2008, are as follows:

Affiliates	Balance of Shares Held 12/31/2007	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 03/31/2008	Value	Dividend
Charles Taylor	2,300,000	—	—	2,300,000	$12,634,008	—

The aggregate cost and value of this company at March 31, 2008, was $12,583,555 and $12,634,008, respectively. Investments in affiliate companies represent 0.8% of total net assets at March 31, 2008.

(c)

Security exempt from registration under Section 4(2) of the Securities Act of 1933. These securities may only be resold in exempt transactions to qualified buyers. Private resales of these securities to qualified institutional buyers are also exempt from registration pursuant to Rule 144A under the Securities Act of 1933. At March 31, 2008, these securities amounted to $29,895,019, which represents 1.9% of net assets.

(d)

At March 31, 2008, for federal income tax purposes cost of investments was $1,168,272,209 and net unrealized appreciation was $368,999,064 consisting of gross unrealized appreciation of $502,893,747 and gross unrealized depreciation of $133,894,683.

Wanger Select

Statement of Investments (Unaudited), March 31, 2008

Number of Shares		Value*

	Common Stocks - 95.6%

	Consumer Goods & Services - 27.0%
	Retail - 11.8%
169,000	Abercrombie & Fitch
	Teen Apparel Retailer	$12,360,660
367,000	Safeway
	Supermarkets	10,771,450
88,000	Costco Wholesale
	Warehouse Superstores	5,717,360
465,000	Chico’s FAS (a)
	Women’s Specialty Retailer	3,306,150
		32,155,620
	Other Consumer Services - 5.1%
217,100	ITT Educational Services (a)
	Post-secondary Degree Services	9,971,403
155,000	Career Education (a)
	Post-secondary Education	1,971,600
153,100	Universal Technical Institute (a)
	Vocational Training	1,795,863
		13,738,866
	Travel - 3.9%
367,000	Expedia (a)
	Online Travel Services Company	8,033,630
204,000	Hertz (a)
	Largest U.S. Rental Car Operator	2,460,240
		10,493,870
	Leisure Products - 2.3%
77,000	International Speedway
	Largest Motorsports Racetrack Owner & Operator	3,172,400
82,000	Harley-Davidson
	Motorcycles & Related Merchandise	3,075,000
		6,247,400
	Apparel - 1.8%
165,000	Coach (a)
	Designer & Retailer of Branded Leather Accessories	4,974,750

	Furniture & Textiles - 1.5%
86,300	Herman Miller
	Office Furniture	2,120,391
180,000	Knoll
	Office Furniture	2,077,200
		4,197,591
	Food & Beverage - 0.6%
912,700	Fu Ji Food & Catering Services (China)
	Food Catering Service Provider in China	1,542,684

Consumer Goods & Services - Total		73,350,781

	Information - 24.2%
	Mobile Communications - 5.4%
238,000	American Tower (a)
	Communications Towers in USA & Mexico	9,331,980
721,200	Globalstar (a)
	Satellite Mobile Voice & Data Carrier	5,257,548
		14,589,528
	Business Software - 4.1%
243,000	Avid Technology (a)
	Digital Nonlinear Editing Software & Systems	5,914,620
827,000	Novell (a)
	Directory, Operating System & Identity Management Software	5,201,830
		11,116,450
	Telecommunications Equipment - 3.7%
1,856,000	Tellabs (a)
	Telecommunications Equipment	10,115,200

	Internet Related - 2.3%
600,000	SkillSoft (a)
	Web-based Learning Solutions (E-Learning)	6,282,000

	Contract Manufacturing - 2.3%
3,871,000	Sanmina-SCI (a)
	Electronic Manufacturing Services	6,271,020

	CATV - 2.0%
258,000	Discovery Holding (a)
	CATV Programming	5,474,760

	Semiconductors & Related Equipment - 1.7%
215,000	Canadian Solar (a)
	Solar Cell & Module Manufacturer	4,493,500
	Advertising - 1.2%
294,300	VisionChina Media (China) (a)
	Advertising on Digital Screens in China’s Mass Transit System	3,260,844

	Financial Processors - 0.9%
327,200	Cardtronics (a)
	Operates the World’s Largest Network of ATMs	2,280,584

	Computer Services - 0.6%
89,500	WNS (a)
	Offshore BPO (Business Process Outsourcing) Services	1,382,775
86,500	Hackett Group (a)
	IT Integration & Best Practice Research	338,215
		1,720,990

Information - Total		65,604,876

	Energy & Minerals - 19.3%
	Mining - 9.1%
114,000	Potash Corp. of Saskatchewan (Canada)
	World’s Largest Producer of Potash	17,693,940
2,095,300	Uranium One (South Africa) (a)
	Uranium Mines in South Africa, Kazakhstan, Australia & the U.S.	6,899,619
		24,593,559
	Oil Services - 6.5%
573,500	Tetra Technologies (a)
	U.S.-based Service Company with Life of Field Approach	9,084,240
124,000	FMC Technologies (a)
	Oil & Gas Wellhead Manufacturer	7,054,360
13,000	Diamond Offshore
	Contract Driller	1,513,200
		17,651,800

1

Number of Shares		Value

	Oil & Gas Producers - 3.7%
5,505,000	Pacific Rubiales Energy (Canada) (a)(b)
	Oil Production & Exploration in Colombia	$7,911,175
1,932,950	Pacific Rubiales Energy-Warrants (Canada) (a)(b)
	Oil Production & Exploration in Colombia	1,286,374
642,000	Pacific Rubiales Energy (Canada) (a) Oil Production & Exploration in Colombia	931,930
		10,129,479

Energy & Minerals - Total		52,374,838

	Finance - 11.4%
	Insurance - 6.0%
1,100,000	Conseco (a)
	Life, Long-term Care & Medical Supplement Insurance	11,220,000
11,500	Markel (a)
	Specialty Insurance	5,059,655
		16,279,655
	Brokerage & Money Management - 5.4%
414,000	Janus Capital Group
	Manages Mutual Funds	9,633,780
165,000	SEI Investments
	Mutual Fund Administration & Investment Management	4,073,850
90,700	MF Global (a)
	Futures Broker	898,837
		14,606,467

Finance - Total		30,886,122

	Industrial Goods & Services - 10.1%
	Other Industrial Services - 5.5%
147,000	Expeditors International of Washington
	International Freight Forwarder	6,641,460
310,000	American Commercial Lines (a)
	Operator/Builder of Inland Barges	4,898,000
103,000	Mobile Mini (a)
	Portable Storage Units Leasing	1,957,000
102,000	American Reprographics (a)
	Document Management & Logistics	1,513,680
		15,010,140
	Outsourcing Services - 2.7%
309,000	Quanta Services (a)
	Electrical & Telecom Construction Services	7,159,530

	Waste Management - 1.9%
155,000	Waste Management
	U.S. Garbage Collection & Disposal	5,201,800

Industrial Goods & Services - Total		27,371,470

	Other Industries - 2.1%
	Transportation - 2.1%
181,000	JB Hunt Transport Services
	Truck & Intermodal Carrier	5,688,830

Other Industries - Total		5,688,830

	Health Care - 1.5%
	Pharmaceuticals - 1.5%
62,000	Cephalon (a)
	Specialty Pharmaceuticals for Pain, Central Nervous System & Oncology	3,992,800
Health Care - Total		3,992,800

Total Common Stocks - 95.6% (Cost: $254,932,800)		259,269,717

Principal Amount

	Short-Term Obligations - 5.5%
	Commercial Paper – 3.9%
$1,400,000	AT&T (c) 2.38% due 04/01/08	1,400,000
1,400,000	Avon Capital (c) 2.45% due 04/02/08	1,399,905
1,300,000	Walgreen Co. (c) 2.27% due 04/02/08	1,299,918
1,300,000	Toyota Motor Credit 1.90% due 04/03/08	1,299,863
1,300,000	United Parcel Service (c) 2.06% due 04/04/08	1,299,777
1,300,000	IBM International (c) 2.20% due 04/04/08	1,299,761
1,300,000	Chevron Funding 2.15% due 04/07/08	1,299,534
1,300,000	General Electric Capital Co. 2.27% due 04/08/08	1,299,426
		10,598,184

	Repurchase Agreement – 1.6%
4,238,000	Repurchase Agreement with Fixed Income Clearing Corp., dated 03/31/08, due 04/01/08 at 1.85%, collateralized by a U.S. Government Obligation, maturing 08/15/20, market value $4,329,125 (repurchase proceeds $4,238,218)	4,238,000

Total Short-Term Obligations (Amortized Cost: $14,836,184)		14,836,184

2

Total Investments - 101.1% (Cost: $269,768,984) (d)(e)	$274,105,901

Cash and Other Assets Less Liabilities - (1.1)%	(2,955,942)

Total Net Assets - 100%	$271,149,959

Notes to Statement of Investments:

*

Security Valuation:

Securities of the Fund are valued at market value or, if a market quotation for a security is not readily available or is deemed not to be reliable because of events or circumstances that have occurred between the market quotation and the time as of which the security is to be valued, the security is valued at a fair value determined in accordance with procedures established by the Board of Trustees. A security traded on a securities exchange or in an over-the-counter market in which transaction prices are reported is valued at the last sales price at the time of valuation. A security traded principally on NASDAQ is valued at the NASDAQ official closing price. A security for which there is no reported sale on the valuation date is valued at the latest bid quotation. A short-term debt obligation having a maturity of 60 days or less from the valuation date is valued at amortized cost, which approximates fair value. A security for which a market quotation is not readily available and any other assets are valued in accordance with procedures established by the Board of Trustees. The Trust has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time as of which the securities are to be valued. If a security is valued at fair value, that value may be different from the last quoted market price for the security.

On January 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”).  In accordance with SFAS 157, fair value is defined as the price that the Fund would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security. SFAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of March 31, 2008, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$240,697,935
Level 2 – Other Significant Observable Inputs	33,407,966
Level 3 – Significant Unobservable Inputs	—
Total	$274,105,901

(a)	Non-income producing security.

3

(b)

Denotes a restricted security, which is subject to restrictions on resale under federal securities laws. These securities are valued in good faith by the Board of Trustees. At March 31, 2008, these securities amounted to $9,197,549 which represents 3.39% of total net assets.

	Acquisition	Shares/
Security	Dates	Par	Cost	Value
Pacific Rubiales Energy	7/12/2007	5,505,000	$4,132,484	$7,911,175
Pacific Rubiales Energy-Warrants	7/12/2007	1,932,950	551,426	1,286,374

			$4,683,910	$9,197,549

(c)

Security exempt from registration under Section (4)2 of the Securities Act of 1933. This security may only be resold in exempt transactions to qualified buyers. Private resales of these securities to qualified institutional buyers are also exempt from registration pursuant to Rule 144A under the Securities Act of 1933. At March 31, 2008, these securities amounted to $6,699,361, which represents 2.47% of net assets.

(d)	On March 31, 2008, the market value of foreign securities represents 6.8% of total net assets. The Fund’s foreign portfolio was diversified as follows:

			% of Net
Currency	Value	Cost	Assets
Canadian Dollar	$17,029,098	$19,402,942	6.28
Hong Kong Dollar	1,542,684	1,475,115	0.57
	$18,571,782	$20,878,057	6.85

(e)

At March 31, 2008, for federal income tax purposes cost of investments was $269,768,984 and net unrealized appreciation was $4,336,917 consisting of gross unrealized appreciation of $57,479,592 and gross unrealized depreciation of $53,142,675.

4

Wanger International Select

Statement of Investments (Unaudited), March 31, 2008

Number of Shares		Value

	Common Stocks - 94.6%

	Europe - 51.4%
	Netherlands 11.3%
43,000	Fugro
	Oilfield Services	$3,338,774
48,000	QIAGEN (a)
	Life Science Company; DNA/RNA Purification	993,329
14,500	Vopak
	World’s Largerst Operator of Petroleum & Chemical Storage Terminals	912,105
38,619	Aalberts Industries
	Flow Control & Heat Treatment	825,373
22,000	SBM Offshore
	Builds & Leases Offshore Vessels to Process & Store Crude Oil	709,474
3,400	OPG Groep
	Health Care Supplies & Pharmacies	96,083
		6,875,138
	United Kingdom - 9.0%
110,000	Intertek Testing
	Testing, Inspection & Certification Services	2,252,606
157,000	Smith & Nephew
	Medical Equipment & Supplies	2,076,474
185,000	Informa Group
	Global Publisher & Event Organizer	1,149,938
		5,479,018
	Switzerland - 7.4%
17,000	Kuehne & Nagel
	Freight Forwarding/Logistics	1,705,409
11,400	Synthes
	Products for Orthopedic Surgery	1,594,291
2,265	Swatch Group
	Watch & Electronics Manufacturer	605,404
2,525	Nobel Biocare Holding
	Dental Implants & Ceramic Crowns	587,762
		4,492,866
	Ireland - 4.7%
284,298	United Drug
	Irish Pharmaceutical Wholesaler & Outsourcer	1,705,894
50,000	IAWS Group
	Baked Goods	1,168,490
		2,874,384
	Sweden - 4.7%
103,100	Hexagon
	Measurement Equipment & Polymers	2,103,617
261,000	Securitas Systems
	Commercial Security Installation & Service	760,840
		2,864,457
	Germany - 4.1%
55,000	Rhoen-Klinikum
	Health Care Services	1,628,609
10,500	Wincor Nixdorf
	Retail POS Systems & ATM Machines	840,247
		2,468,856
	France - 3.5%
100,000	SES Global
	Satellite Broadcasting Services	2,110,451

	Greece - 2.8%
94,000	Intralot
	Lottery & Gaming Systems & Services	1,683,906

	Spain - 1.5%
15,000	Red Electrica de Espana
	Spanish Power Grid	918,358

	Denmark - 1.3%
8,000	Novozymes
	Industrial Enzymes	749,062

	Austria - 1.1%
25,000	Zumtobel
	Lighting Systems	665,721

	Total Europe	31,182,217

	Asia - 23.1%
	Japan - 12.5%
2,450	Jupiter Telecommunications (a)
	Largest Cable Service Provider in Japan	2,305,345
58,000	Hoya
	Opto-electrical Components & Eyeglass Lenses	1,374,798
2,500	Nintendo
	Entertainment Software & Hardware	1,295,091
173,000	Kansai Paint
	Paint Producer in Japan, India, China & Southeast Asia	1,140,128
24,000	Ibiden
	Electronic Parts & Ceramics	948,896
500	Kenedix
	Real Estate Investment Management	553,477
		7,617,735
	China - 8.0%
2,550,000	Lenovo Group
	Third Largest PC Vendor Globally	1,635,633
1,800,000	Jiangsu Expressway
	Chinese Toll Road Operator	1,616,250
507,000	China Shipping Development
	China’s Dominant Shipper for Oil & Coal	1,610,310
		4,862,193
	Korea - 1.0%
20,000	Woongjin Coway
	South Korean Household Appliance Rental Service Provider	604,509

	Hong Kong - 0.9%
30,000	Hong Kong Exchanges and Clearing
	Hong Kong Equity & Derivatives Market Operator	519,960

	Singapore - 0.7%
73,000	Singapore Exchange
	Singapore Equity & Derivatives Market Operator	402,165

1

Number of Shares or Principal Amount		Value

	Singapore — 0.7% (cont)
25,000	OLAM
	Agriculture Supply Chain Manager	$39,450
		441,615

	Total Asia	14,046,012

	Other Countries - 18.6%
	South Africa - 5.9%
57,500	Impala Platinum Holdings
	Platinum Group Metals Mining & Refining	2,211,156
58,000	Naspers
	Media & Education in Africa & other Emerging Markets	1,008,782
109,000	Uranium One (a)
	Uranium Mines in South Africa, Kazakhstan, Australia & the U.S.	358,926
		3,578,864
	Canada - 5.2%
14,000	Potash Corp. of Saskatchewan
	World’s Largest Producer of Potash	2,172,940
552,300	Pacific Rubiales Energy (a)(b)	793,704
276,150	Pacific Rubiales Energy-Warrants (a)(b)	183,777
2,700	Pacific Rubiales Energy (a)
	Oil Production & Exploration in Colombia	3,920
		3,154,341
	Australia - 4.6%
410,000	Sino Gold (a)
	Gold Mining in The People’s Republic of China	2,809,150

	United States - 2.9%
15,200	Diamond Offshore
	Contract Driller	1,769,280

	Total Other Countries	11,311,635

	Latin America - 1.5%
	Chile - 1.5%
40,000	Sociedad Quimica y Minera de Chile
	Producer of Specialty Fertilizers, Lithium & Iodine	935,200

	Total Latin America	935,200

Total Common Stocks (Cost: $48,135,524) - 94.6%		57,475,064

Short-Term Obligation - 4.0%

$2,415,000	Repurchase Agreement with Fixed Income Clearing Corp., dated 03/31/08, due 04/01/08 at 1.850%, collateralized by a U.S. Government Agency Obligation maturing 06/30/11, market value $2,466,956 (repurchase proceeds $2,415,124)	2,415,000

Total Short-Term Obligation (Cost: $2,415,000)		2,415,000

Total Investments (Cost: $50,550,524) - 98.6% (c)(d)		59,890,064

Cash and Other Assets Less Liabilities - 1.4%		841,041

Total Net Assets - 100.0%		$60,731,105

2

Notes to Statement of Investments:

*

Security Valuation:

Securities of the Fund are valued at market value or, if a market quotation for a security is not readily available or is deemed not to be reliable because of events or circumstances that have occurred between the market quotation and the time as of which the security is to be valued, the security is valued at a fair value determined in accordance with procedures established by the Board of Trustees. A security traded on a securities exchange or in an over-the-counter market in which transaction prices are reported is valued at the last sales price at the time of valuation. A security traded principally on NASDAQ is valued at the NASDAQ official closing price. A security for which there is no reported sale on the valuation date is valued at the latest bid quotation. A short-term debt obligation having a maturity of 60 days or less from the valuation date is valued at amortized cost, which approximates fair value. A security for which a market quotation is not readily available and any other assets are valued in accordance with procedures established by the Board of Trustees. The Trust has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time as of which the securities are to be valued. If a security is valued at fair value, that value may be different from the last quoted market price for the security.

On January 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”).  In accordance with SFAS 157, fair value is defined as the price that the Fund would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security. SFAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of March 31, 2008, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$4,916,870
Level 2 – Other Significant Observable Inputs	54,973,194
Level 3 – Significant Unobservable Inputs	—
Total	$59,890,064

(a)	Non-income producing security.
(b)

Denotes a restricted security, which is subject to restrictions on resale under federal securities laws. These securities, are valued in good faith by the Board of Trustees. At March 31, 2008, these securities (in thousands) amounted to $977,481 which represents 1.6 % of total net assets.   Additional information on these securities is as follows:

	Acquisition	Shares/
Security	Dates	Par	Cost	Value
Pacific Rubiales Energy	7/12/2007	552,300	$369,594	$793,704
Pacific Rubiales Energy-Warrants	7/12/2007	276,150	78,779	183,777
			$448,373	$977,481

(c)

At March 31, 2008, for federal income tax purposes cost of investments was $50,550,524 and net unrealized appreciation (depreciation) was $9,339,540 consisting of gross unrealized appreciation of $14,258,219 and gross unrealized depreciation of $4,918,679.

(d)	On March 31, 2008, the Fund’s total investments were denominated in currencies as follows:

		% of Net
Currency	Value	Assets
Euro Dollars	$17,596,815	29.0
Japanese Yen	7,617,735	12.5
U.S. Dollars	7,292,420	12.0
British Pounds	5,479,018	9.0
Hong Kong Dollars	5,382,153	8.9
Swiss Francs	4,492,865	7.4
South African Rand	3,219,938	5.3
Other currencies less than 5% of total net assets	8,809,120	14.5
Cash and other assets less liabilities	841,041	1.4
	$60,731,105	100.0

3

Item  2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Wanger Advisors Trust

By (Signature and Title)	/s/ Charles P. McQuaid
Charles P. McQuaid, President

Date	May 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Charles P. McQuaid
Charles P. McQuaid, President

Date	May 22, 2008

By (Signature and Title)	/s/ Bruce H. Lauer
Bruce H. Lauer, Treasurer

Date	May 22, 2008